T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
NEW YORK  94.9%
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,004
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,014
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,024
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,251
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 742
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 640
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 490
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 489
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 1,763
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 610
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,724
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 95
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 743
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 421
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,560
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,412
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 857
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 1,080
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 598
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 652
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 190
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 388
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,350 1,016
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)
(3) 210 210
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(3) 1,500 1,507
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,126

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,881
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48 (2) 1,240 947
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,463
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40  1,000 1,052
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,775
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 934
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (2) 1,500 1,606
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,495 2,712
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,641
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  3,070 3,510
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,404
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 6,089
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 1,000 938
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/33 (3) 1,000 919
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,000 1,741
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 327
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,010
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,072
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 877
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 1,926
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,186
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,026
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (4) 410 410

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/38  2,000 2,074
Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,011
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,070
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 807
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,451
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (4) 2,000 2,028
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  400 334
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 653
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (5) 2,020 2,119
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (5) 70 71
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,450
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  1,000 1,005
Dormitory Auth. of the State of New York, Touro College &
Univ., 5.00%, 1/1/47 (Prerefunded 1/3/28) (5) 2,400 2,538
Dormitory Auth. of the State of New York, Touro College &
Univ., Series A, 5.50%, 1/1/39 (Prerefunded 7/1/24) (5) 65 65
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 473
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 880
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 298
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,400 383
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,274
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 502

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 366
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 301
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 326
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,001
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,000
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,000
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,483
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,776
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 982
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,419
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,264
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,405
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,028
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,555
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,596
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,111
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,530
Madison County Capital Resource, Colgate Univ., Series B,
5.00%, 7/1/43  2,500 2,528
Metropolitan Transportation Auth., Series 2012G-1, VRDN,
4.00%, 11/1/32  2,300 2,300
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,093
Metropolitan Transportation Auth., Green Bond, Series C,
5.00%, 11/15/40 (2) 2,000 2,107
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, Rochester Regional Health Project,
Series A, 4.00%, 12/1/39  1,000 933
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 1,003
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,071
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  3,360 3,181
Monroe County IDC, Univ. of Rochester Project, Series A,
5.00%, 7/1/53  1,000 1,066
Nassau County, Series A, GO, 4.00%, 4/1/50 (6) 4,000 3,779
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (3)(7)(8) 990 990

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (7) 2,041 611
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,200
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,000
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,003
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,243
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,145
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,213
New York City Housing Dev., 3.05%, 5/1/50  2,950 2,162
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,535
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,469
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,000 996
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,596
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,535
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,000 1,298
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 5,500 4,243
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,690 2,906
New York City Municipal Water Fin. Auth., Series BB-1, 5.25%,
6/15/54  1,945 2,110
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  3,000 3,001
New York City Municipal Water Fin. Auth., Series CC-1, 4.25%,
6/15/54  1,000 978
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  2,815 3,064
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,561
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 5/1/45  1,500 1,611
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,577
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,255
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,479
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,553
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,725
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/53  4,500 4,889

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series G-1,
5.00%, 5/1/52  3,135 3,340
New York City Water & Sewer System, Series AA, 4.00%,
6/15/40  2,000 1,991
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,250 2,358
New York City Water & Sewer System, Series DD, 5.00%,
6/15/49  2,500 2,584
New York City, Fiscal 2018, Series B-5, GO, VRDN, 4.00%,
10/1/46  3,200 3,200
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,060
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,293
New York Convention Center Dev., Hotel Unit Fee, Series B,
5.00%, 11/15/24  200 201
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,075
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,215 5,035
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (2) 4,455 3,615
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,255
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 1,300 1,302
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (9) 6,680 4,926
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 902
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  3,785 4,295
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  880 840
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,833
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (2) 2,000 2,149
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,182
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,635
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  1,475 1,083
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,419
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (1)
(3) 1,000 1,022
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,009

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series A, 4.00%, 3/15/49  2,000 1,903
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,267
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  6,140 4,622
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,000 2,899
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 4,988
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,229
New York State Urban Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,368
New York State Urban Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,495
New York State Urban Dev., Personal Income Tax, 3.00%,
3/15/48  4,950 3,709
New York State Urban Dev., Personal Income Tax, Series A,
4.00%, 3/15/38  2,000 2,002
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 385 373
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,250
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 3,315 3,408
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,589
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (1) 2,000 2,074
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/49 (1)(2) 2,000 2,053
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (1) 395 415
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (1) 750 791
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (1) 1,500 1,555
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (1) 500 467
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/34 (1) 1,500 1,577
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (1) 500 521
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1) 625 624
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1) 1,785 1,782
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/31 (1) 270 278
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/32 (1) 300 309

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/33 (1) 300 309
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,146
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 1,751
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 400
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 451
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/38  155 140
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 395
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/41  3,050 3,043
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/49  4,110 3,906
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,002
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,578
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,524
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/54  2,000 2,146
Port Auth. of New York & New Jersey, Consolidated Bonds,
5.00%, 1/15/47 (1) 3,000 3,114
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,454
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (1) 1,500 1,361
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (1) 5,500 5,873
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,326
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 873
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 706
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,030
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 420
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,495
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  1,300 1,221
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,087

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.25%, 5/15/54  2,000 2,181
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,142
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  4,500 4,622
Troy Capital Resource, Rensselaer Polytechnic Institute,
Series A, 4.00%, 9/1/40  1,665 1,563
Troy Capital Resource, Rensselaer Polytechnic Institute,
Series A, 5.00%, 9/1/39  1,500 1,581
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  1,685 1,724
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,410
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,086
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,004
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (2) 3,060 3,428
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 205
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 456
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 870
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,130
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 432
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,008
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 782
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (5) 1,000 1,013
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 424
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,312
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 412
400,562
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,865 1,156
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 2,625 1,654

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,343
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 447
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  38 38
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 199
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 806
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 744
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 428
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  302 280
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 262
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 895
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 491
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 496
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)
(11) 30 8
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(11) 20 5
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(11) 160 42
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(11) 45 12
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(11) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(11) 220 58
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(11) 75 20
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(11) 90 24
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(11) 10 3
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(11) 285 75
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(11) 185 49

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(11) 55 14
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(11) 50 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(11) 20 5
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(11) 55 14
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(11) 45 12
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(11) 15 4
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(11) 25 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(11) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(11) 175 46
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(11) 50 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(11) 20 5
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,228 2,204
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,270 2,262
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,673
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,289
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,744
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,500 1,490
21,349
Total Investments in Securities  100.0%
(Cost $433,733) $ 421,911
Other Assets Less Liabilities (0.0)% (44)
Net Assets 100.0% $ 421,867

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,987 and represents 4.7% of net assets.
(4) Insured by National Public Finance Guarantee Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) When-issued security
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Non-income producing
(9) Insured by Build America Mutual Assurance Company
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New York Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F74-054Q1 05/24